Employee Future Benefits - Fair Value of Plan Assets by Major Category (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	$ 20	$ 19
Total	353	381
Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	33	64
US
Disclosure of fair value of plan assets [line items]
Equity securities	20	30
International
Disclosure of fair value of plan assets [line items]
Equity securities	126	103
Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	1	1
AAA
Disclosure of fair value of plan assets [line items]
Bonds	28	36
AA
Disclosure of fair value of plan assets [line items]
Bonds	54	67
A
Disclosure of fair value of plan assets [line items]
Bonds	36	34
BBB
Disclosure of fair value of plan assets [line items]
Bonds	25	23
Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	10	4
Level I
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	0	0
Total	48	1
Level I | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | US
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | International
Disclosure of fair value of plan assets [line items]
Equity securities	47	0
Level I | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level I | AAA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | AA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | A
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level I | BBB
Disclosure of fair value of plan assets [line items]
Bonds	1	1
Level I | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level II
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	20	19
Total	300	379
Level II | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	29	64
Level II | US
Disclosure of fair value of plan assets [line items]
Equity securities	20	30
Level II | International
Disclosure of fair value of plan assets [line items]
Equity securities	79	103
Level II | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level II | AAA
Disclosure of fair value of plan assets [line items]
Bonds	28	36
Level II | AA
Disclosure of fair value of plan assets [line items]
Bonds	54	67
Level II | A
Disclosure of fair value of plan assets [line items]
Bonds	36	34
Level II | BBB
Disclosure of fair value of plan assets [line items]
Bonds	24	22
Level II | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	10	4
Level III
Disclosure of fair value of plan assets [line items]
Money market and cash and cash equivalents	0	0
Total	5	1
Level III | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	4	0
Level III | US
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | International
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Level III | Private [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	1	1
Level III | AAA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | AA
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | A
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | BBB
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Level III | Below BBB
Disclosure of fair value of plan assets [line items]
Bonds	$ 0	$ 0